UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009


Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

MUNICIPAL COMMERCIAL PAPER - 2.3%	PRINCIPAL AMOUNT	VALUE
Metropolitan Washington Airports Authority System Revenue Commercial Paper Notes:
0.35%, 1/20/10	$5,000,000	$5,000,000
0.65%, 3/4/10	3,000,000	3,000,000

Total Municipal Commercial Paper (Cost $8,000,000)		8,000,000

MUNICIPAL OBLIGATIONS - 2.9%
Port of Seattle Washington Special Facility Revenue Bonds, 6.25%, 9/1/26 (prerefunded 3/01/10 @ 101)	2,890,000	2,942,496
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 6.00%, 7/1/39 (prerefunded 7/01/10 @ 101)	7,000,000	7,260,882

Total Municipal Obligations (Cost $10,203,378)		10,203,378

VARIABLE RATE DEMAND NOTES - 78.9%
Albany New York Industrial Development Agency Civic Facilities Revenue:
0.60%, 5/1/27, LOC: Bank of America (r)	2,180,000	2,180,000
0.90%, 5/1/27, LOC: Bank of America (r)	500,000	500,000
Birmingham Alabama Industrial Development Board Revenue, 0.71%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	1,000,000	1,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 1.73%, 6/1/22, LOC: Comerica Bank (r)	2,000,000	2,000,000
Butler County Alabama IDA Revenue, 1.75%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	215,000	215,000
Calhoun County Alabama Economic Development Council Revenue, 0.55%, 4/1/21, LOC: Bank of America (r)	2,650,000	2,650,000
California Statewide Community Development Authority MFH Revenue, 0.38%, 8/1/32, LOC: U.S. Bank (r)	505,000	505,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.30%, 10/1/36, LOC: Comerica Bank (r)	5,000,000	5,000,000
Chicago Illinois MFH Revenue, 0.29%, 7/1/29, LOC: Freddie Mac (r)	1,855,000	1,855,000
CIDC-Hudson House LLC New York Revenue, 1.75%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	495,000	495,000
Colorado State HFA Revenue:
Greenwood Apts. Project, 0.23%, 10/15/16, LOC: Fannie Mae (r)	3,100,000	3,100,000
Hamptons Apts. Project, 0.23%, 10/15/16, LOC: Fannie Mae (r)	1,700,000	1,700,000
Columbus Georgia Downtown Development Authority Revenue, 0.32%, 8/1/15, LOC: Columbus Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Connecticut State Health & Educational Facility Authority Revenue, 0.23%, 7/1/27, LOC: KBC Bank (r)	3,900,000	3,900,000
Cumberland County Pennsylvania Municipal Authority Revenue, 0.23%, 1/1/41, LOC: KBC Bank (r)	5,435,000	5,435,000
District of Columbia Revenue, 1.15%, 10/1/20, C/LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	4,000,000	4,000,000
Florida State Housing Finance Corp. MFH Revenue, 0.24%, 10/15/32, LOC: Fannie Mae (r)	500,000	500,000
Four Fishers LLC, 0.63%, 4/1/24, LOC: Bank of America (r)	2,650,000	2,650,000
Franklin County Ohio Health Care Revenue, 0.23%, 11/1/34, LOC: National City Bank (r)	5,000,000	5,000,000
Gillette Wyoming Pollution Control Revenue, 0.24%, 1/1/18, LOC: Barclays Bank (r)	12,000,000	12,000,000
Haskell Capital Partners Ltd., 0.40%, 9/1/20, LOC: Branch Bank & Trust (r)	2,260,000	2,260,000
Hayward California Revenue, 1.50%, 5/1/12, LOC: Freddie Mac (r)	410,000	410,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.43%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,620,000	4,620,000
Highlands County Florida Health Facilities Authority Revenue, 0.22%, 11/15/27, LOC: SunTrust Bank, C/LOC: FHLB (r)	5,000,000	5,000,000
Hillcrest Baptist Church, 0.29%, 12/1/20, LOC: Wachovia Bank (r)	570,000	570,000
Illinois State Educational Facilities Authority Revenue, 0.22%, 4/1/31, LOC: RBC Centura Bank, C/LOC: FHLB (r)	3,000,000	3,000,000
Illinois State Finance Authority Revenue, 0.35%, 5/15/31, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,290,000	3,290,000
Iowa State Higher Education Loan Authority Revenue:
0.36%, 10/1/24, LOC: Allied Irish Bank (r)	6,915,000	6,915,000
0.36%, 10/1/33, LOC: Allied Irish Bank (r)	2,500,000	2,500,000
Louisiana Public Facilities Authority Revenue, 0.20%, 8/1/23, LOC: JPMorgan Chase Bank (r)	2,500,000	2,500,000
Louisiana State GO Revenue, 0.25%, 7/15/26, LOC: BNP Paribas (r)	1,255,000	1,255,000
Martin Luther Foundation, Inc., 1.38%, 9/1/11, LOC: KBC Bank (r)	2,065,000	2,065,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.22%, 7/1/34, LOC: Bank of America (r)	2,500,000	2,500,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.31%, 7/1/31, LOC: RBS Citizens, C/LOC: FHLB (r)	3,000,000	3,000,000
Massachusetts State Development Finance Agency Revenue:
0.28%, 9/1/16, LOC: TD Bank (r)	3,800,000	3,800,000
0.60%, 11/1/42, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,100,000	3,100,000
Michigan State Hospital Finance Authority Revenue, 0.28%, 3/1/30, LOC: Comerica Bank (r)	3,000,000	3,000,000
Michigan State Strategic Fund LO Revenue, 0.42%, 3/1/39, LOC: Deutsche Bank (r)	5,375,000	5,375,000
Mississippi Business Finance Corp. Revenue:
0.28%, 4/1/37, LOC: Wachovia Bank (r)	2,440,000	2,440,000
1.18%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	6,120,000	6,120,000
Mississippi State Home Corp. MFH Revenue, 0.41%, 8/15/40, CF: Fannie Mae (r)	1,560,000	1,560,000
Missouri State Health & Educational Facilities Authority Revenue, 0.25%, 12/1/35, LOC: Commerce Bank (r)	4,100,000	4,100,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.23%, 8/15/31, LOC: Fannie Mae (r)	1,500,000	1,500,000
Kingwood Apts. Project, 0.23%, 8/15/31, LOC: Fannie Mae (r)	2,355,000	2,355,000
Moon Pennsylvania IDA Revenue, 0.25%, 7/1/38, LOC: Bank of Scotland (r)	4,935,000	4,935,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.32%, 6/1/34, LOC: U.S. Bank (r)	3,731,000	3,731,000
Ness Family Partners LP, 0.48%, 9/1/34, LOC: Bank of the West (r)	5,535,000	5,535,000
Nevada State Housing Division Revenue, 0.30%, 4/15/39, LOC: Fannie Mae (r)	6,000,000	6,000,000
New Britain Connecticut GO Revenue, 1.48%, 2/1/26, LOC: Bank of America (r)	2,885,000	2,885,000
New Hampshire Health & Education Facilities Authority Revenue, 0.20%, 10/1/38, LOC: RBS Citizens, C/LOC: FHLB (r)	4,500,000	4,500,000
New York City Housing Development Corp. MFH Revenue, 0.22%, 11/1/38, LOC: Freddie Mac (r)	1,100,000	1,100,000
New York State Housing Finance Agency Revenue:
0.23%, 11/15/29, CF: Fannie Mae (r)	2,000,000	2,000,000
0.23%, 5/15/33, LOC: Fannie Mae (r)	1,000,000	1,000,000
0.25%, 5/15/33, LOC: Fannie Mae (r)	1,500,000	1,500,000
0.28%, 5/1/42, LOC: Wachovia Bank (r)	2,480,000	2,480,000
New York State MMC Corp. Revenue, 1.75%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,955,000	1,955,000
Orange County Florida HFA MFH Revenue, 0.45%, 10/15/32, CF: Fannie Mae (r)	770,000	770,000
Osceola County Florida HFA MFH Revenue, 0.42%, 9/15/35, LOC: Fannie Mae (r)	1,620,000	1,620,000
Palm Beach County Florida Revenue:
0.75%, 10/1/20, LOC: Citibank (r)	2,080,000	2,080,000
0.78%, 1/1/34, LOC: TD Bank (r)	500,000	500,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	405,000	405,000
Plymouth Indiana Economic Development Authority Revenue, 2.04%, 4/1/28, LOC: FHLB (r)	710,000	710,000
Prevea Clinic, Inc., 0.36%, 12/1/34, LOC: Wells Fargo Bank (r)	2,260,000	2,260,000
Rathbone LLC, 0.50%, 1/1/38, LOC: Comerica Bank (r)	3,790,000	3,790,000
Red River Texas Educational Finance Revenue, 0.30%, 12/1/31, LOC: Allied Irish Bank (r)	1,760,000	1,760,000
Renaissance Ketchikan Group LLC, 1.56%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
Rhode Island Student Loan Authority Revenue, 0.23%, 6/1/48, LOC: State Street Bank (r)	4,600,000	4,600,000
Richfield Minnesota MFH Revenue, 0.23%, 3/1/34, LOC: Freddie Mac (r)	500,000	500,000
Roosevelt Paper Co., 0.29%, 6/1/12, LOC: Wachovia Bank (r)	455,000	455,000
Rural Electric Coop Grantor Trust Certificates, 1.45%, 12/18/17, BPA: JPMorgan Chase Bank (r)	25,290,000	25,290,000
Sarasota County Florida Revenue, 0.32%, 6/1/36, LOC: Bank of Scotland (r)	2,700,000	2,700,000
St. Joseph County Indiana Economic Development Revenue, 2.23%, 6/1/27, LOC: FHLB (r)	310,000	310,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue, 0.32%, 2/1/26, LOC: Allied Irish Bank (r)	1,400,000	1,400,000
SunAmerica Trust Revenue, 1.00%, 7/1/41, LOC: Freddie Mac (r)	550,000	550,000
Sunshine State Florida Governmental Financing Commission Revenue, 0.37%, 7/1/16, LOC: Dexia Credit Local (r)	5,880,000	5,880,000
Tarrant County Texas Industrial Development Corp. Revenue, 0.53%, 9/1/27, LOC: JPMorgan Chase Bank (r)	3,845,000	3,845,000
Tift County Georgia IDA Revenue, 0.24%, 2/1/28, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Tucson Arizona IDA Revenue, 0.24%, 1/15/32, LOC: Fannie Mae (r)	1,395,000	1,395,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue, 0.37%, 3/1/27, LOC: JPMorgan Chase Bank (r)	5,200,000	5,200,000
Utah State Housing Corp. MFH Revenue, 0.25%, 4/1/42, LOC: Freddie Mac (r)	1,925,000	1,925,000
Utah State Housing Corp. Single Family Revenue, 0.37%, 7/1/36, BPA: Bayerische Landesbank, CF: Utah Housing Corporation (r)	3,350,000	3,350,000
Vermont State Educational & Health Buildings Financing Agency Revenue:
0.30%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wachovia Bank (r)	465,000	465,000
0.24%, 10/1/30, LOC: TD Bank (r)	7,000,000	7,000,000
Virginia Commonwealth University Revenue, 0.28%, 7/1/37, LOC: Branch Bank & Trust (r)	3,200,000	3,200,000
Washington State MFH Finance Commission Revenue, 0.40%, 7/15/32, LOC: Fannie Mae (r)	510,000	510,000
Wisconsin Health & Educational Facilities Authority Revenue:
0.75%, 11/12/10, LOC: U.S. Bank (mandatory put, 11/12/10 @ 100) (r)	2,790,000	2,790,000
0.21%, 4/1/35, LOC: U.S. Bank (r)	2,600,000	2,600,000
Yellowwood Acres, Inc., 1.38%, 9/3/12, LOC: KBC Bank (r)	4,125,000	4,125,000
Zehnder's of Frankenmuth, Inc., 0.36%, 11/1/44, LOC: Citizens Bank, C/LOC: FHLB (r)	3,920,000	3,920,000

Total Variable Rate Demand Notes (Cost $278,446,000)		278,446,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 13.6%
Fannie Mae:
0.218%, 2/12/10 (r)	1,000,000	1,000,760
2.375%, 5/20/10	3,000,000	3,017,569
0.174%, 7/13/10 (r)	1,000,000	1,000,000
4.70%, 7/28/10	515,000	526,959
Fannie Mae Discount Notes, 3/1/10	1,000,000	998,595
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
4.75%, 5/7/10	1,400,000	1,418,842
0.164%, 7/8/10 (r)	1,000,000	1,000,000
Federal Home Loan Bank:
1.00%, 2/5/10	2,000,000	2,000,000
1.00%, 2/18/10	500,000	499,960
0.235%, 2/19/10 (r)	5,000,000	4,999,875
0.75%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	500,000	499,926
1.00%, 2/26/10	1,000,000	1,000,000
0.79%, 3/11/10 (r)	1,000,000	1,000,019
0.875%, 4/15/10	1,000,000	999,971
3.375%, 5/14/10	1,000,000	1,008,928
0.56%, 6/11/10	3,000,000	2,999,501
0.60%, 6/21/10	3,000,000	2,999,902
0.56%, 6/22/10	1,000,000	999,682
0.60%, 7/26/10	2,000,000	1,999,348
3.375%, 8/13/10	2,505,000	2,547,091
STEP, 0.50% to 2/24/10, 0.75% thereafter to 8/24/10 (r)	2,000,000	2,000,000
0.48%, 10/25/10	2,000,000	2,000,383
Federal Home Loan Bank Discount Notes:
1/12/10	1,000,000	999,771
4/27/10	2,000,000	1,995,489
Freddie Mac:
2.875%, 4/30/10	2,000,000	2,012,557
3.25%, 7/16/10	3,000,000	3,042,474
3.75%, 7/30/10	500,000	509,004
Freddie Mac Discount Notes, 2/4/10	1,000,000	999,056

Total U.S. Government Agencies and Instrumentalities (Cost $48,075,662)		48,075,662

U.S. TREASURY - 1.1%
United States Treasury Bills, 9/23/10	2,000,000	1,994,111
United States Treasury Notes, 2.875%, 6/30/10	2,000,000	2,022,021

Total U.S. Treasury (Cost $4,016,132)		4,016,132

TIME DEPOSIT - 0.4%
State Street Corp. Time Deposit, 0.00%, 1/4/10	1,217,201	1,217,201

Total Time Deposit (Cost $1,217,201)		1,217,201

TOTAL INVESTMENTS (Cost $349,958,373) - 99.2%		349,958,373
Other assets and liabilities, net - 0.8%		2,780,269
NET ASSETS - 100%		$352,738,642
		==========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit CF: Credit Facility LOC: Letter of Credit

Abbreviations:

FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

On December 12, 2008, the net assets of the Summit Money Market Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Institutional Prime Fund. The merger was accomplished by a tax-free exchange of 190,982,179 shares of the Calvert Institutional Prime Fund (valued at $190,982,179) for 190,982,179 shares of the Summit Money Market Fund outstanding at December 12, 2008. The Summit Money Market Fund's net assets as of December 12, 2008 were combined with those of the Calvert Institutional Prime Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	--	$52,091,794	--	$52,091,794
Other debt obligations	--	1,217,201	--	1,217,201
Municipal obligations	--	18,203,378	--	18,203,378
Variable rate demand notes	--	278,446,000	--	278,446,000
TOTAL	--	$349,958,373	--	$349,958,373
	=======================================

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The cost of investments owned at December 31, 2009 for federal income tax purposes was $349,958,373.

Net realized capital loss carryforward for federal income tax purposes of $5,582 at September 30, 2009 may be utilized to offset future capital gains until expiration in September 2012.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By: /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:   February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010